Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 2	$ 337,121	$ (313,839)	$ 23,284
Balance (in shares) at Dec. 31, 2015	19,522,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible promissory notes	$ 0	9,400	0	9,400
Stock based compensation	$ 0	79	0	79
Stock based compensation (in shares)	(8,003)
Net loss	$ 0	0	(11,859)	(11,859)
Balance at Jun. 30, 2016	$ 2	346,600	(325,698)	20,904
Balance (in shares) at Jun. 30, 2016	19,514,410
Balance at Dec. 31, 2016	$ 3	369,291	(338,462)	30,832
Balance (in shares) at Dec. 31, 2016	34,072,210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	2,597	0	2,597
Issuance of common stock (in shares)	2,907,136
Stock based compensation	$ 0	480	0	480
Stock based compensation (in shares)	0
Net loss	$ 0	0	(9,590)	(9,590)
Balance at Jun. 30, 2017	$ 3	$ 372,368	$ (348,052)	$ 24,319
Balance (in shares) at Jun. 30, 2017	36,979,346